EARNINGS PER SHARE - Narrative (Details) - shares shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted earnings per share (in shares)	0.9	0.1	0.6	0.1	0.2	0.2	0.4
Performance-Based Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted earnings per share (in shares)	1.3		1.4